Factoring Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Jan. 11, 2024	Oct. 13, 2023	Jun. 28, 2023	Jun. 21, 2023
Factoring Payable
Interest rate	0.00%
Period over which amount is to be collected by purchaser weekly	0 years
Factoring payable	$ 208,788
Future Receipts Sale Agreement 1
Factoring Payable
Future receipts sold					$ 299,000
Net purchase price					207,639
Amount to be collected by purchaser weekly					$ 7,475
Factoring payable	69,027
Future Receipts Sale Agreement 2
Factoring Payable
Future receipts sold				$ 140,000
Net purchase price				100,000
Amount to be collected by purchaser weekly				$ 5,000
Factoring payable	26,371
Future Receipts Sale Agreement 3
Factoring Payable
Future receipts sold			$ 186,250
Net purchase price			125,000
Amount to be collected by purchaser daily			1,552
Factoring payable	92,916
Future Receipts Sale Agreement 4
Factoring Payable
Future receipts sold			108,000
Net purchase price			75,000
Amount to be collected by purchaser daily			$ 697
Factoring payable	14,099
Future Receipts Sale Agreement 5
Factoring Payable
Future receipts sold		$ 53,200
Net purchase price		31,500
Amount to be collected by purchaser weekly		2,500
Factoring payable	$ 6,375
Balloon collection		$ 23,200